Supplement Dated December 7, 2015 to your Prospectus Dated May 1, 2015

Change to Table No. 2 in “Appendix A.II - Investment Options” effective November 20, 2015:

The information listed in the table for the Columbia Variable Portfolio - Marsico 21st Century Fund - Class 1, Columbia Variable Portfolio - Marsico Focused Equities Fund - Class 1 and Columbia Variable Portfolio - Marsico Growth Fund - Class 1 is deleted and replaced with the following:

Funding Option	Investment Objective Summary	Investment Adviser/ Sub-Adviser
Columbia Variable Portfolio - Large Cap Growth Fund II - Class I (a)	Seeks long term growth of capital	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Large Cap Growth Fund III - Class I (b)	Seeks long term growth of capital	Columbia Management Investment Advisers, LLC
Variable Portfolio - Loomis Sayles Growth Fund - Class I (c)	Seeks long term growth of capital	Columbia Management Investment Advisers, LLC Sub-advised by Loomis Sayles & Company, L.P.

(a)	Formerly Columbia Variable Portfolio - Marsico 21 Century Fund - Class 1

(b)	Formerly Columbia Variable Portfolio - Marsico Focused Equities Fund - Class 1

(c)	Formerly Columbia Variable Portfolio - Marsico Growth Fund - Class 1

This Supplement Should Be Retained For Future Reference.

HV-7642